Premises and equipment	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Premises and equipment

Note 10 Premises and equipment

	For the year ended October 31, 2025
	Owned by the Bank (1)						Right-of-use lease assets

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Buildings	Equipment	Total (2)
Cost
Balance at beginning of period	$244	$1,325	$1,411	$900	$3,169	$129	$6,432	$319	$13,929
Additions	–	11	45	11	48	641	518	159	1,433
Acquisition through business combination	–	–	–	–	–	–	–	–	–
Transfers from work in process	–	26	317	61	166	(570)	–	–	–
Disposals	–	(16)	(290)	(74)	(288)	–	(61)	(36)	(765)
Foreign exchange translation	–	5	7	3	15	1	42	–	73
Other	(90)	(56)	2	(38)	(37)	–	52	–	(167)
Balance at end of period	$154	$1,295	$1,492	$863	$3,073	$201	$6,983	$442	$14,503
Accumulated depreciation
Balance at beginning of period	$–	$694	$834	$554	$2,072	$–	$2,685	$238	$7,077
Depreciation	–	53	260	81	231	–	581	80	1,286
Disposals	–	(19)	(289)	(68)	(287)	–	(19)	(32)	(714)
Foreign exchange translation	–	2	5	2	7	–	14	–	30
Other	–	9	12	(31)	15	–	–	–	5
Balance at end of period	$–	$739	$822	$538	$2,038	$–	$3,261	$286	$7,684
Net carrying amount at end of period	$154	$556	$670	$325	$1,035	$201	$3,722	$156	$6,819

	For the year ended October 31, 2024
	Owned by the Bank (1)						Right-of-use lease assets

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Buildings	Equipment	Total (2)
Cost
Balance at beginning of period	$140	$1,251	$1,283	$835	$3,007	$108	$5,893	$317	$12,834
Additions	103	77	21	11	50	522	526	2	1,312
Acquisition through business combination	–	–	–	13	59	–	226	–	298
Transfers from work in process	–	5	240	132	102	(479)	–	–	–
Disposals	–	(6)	(140)	(82)	(29)	–	(165)	–	(422)
Foreign exchange translation	1	2	10	3	19	–	61	–	96
Other	–	(4)	(3)	(12)	(39)	(22)	(109)	–	(189)
Balance at end of period	$244	$1,325	$1,411	$900	$3,169	$129	$6,432	$319	$13,929
Accumulated depreciation
Balance at beginning of period	$–	$646	$723	$550	$1,863	$–	$2,149	$154	$6,085
Depreciation	–	59	249	73	279	–	620	84	1,364
Disposals	–	(6)	(140)	(82)	(25)	–	(54)	–	(307)
Foreign exchange translation	–	1	8	2	7	–	21	–	39
Other	–	(6)	(6)	11	(52)	–	(51)	–	(104)
Balance at end of period	$–	$694	$834	$554	$2,072	$–	$2,685	$238	$7,077
Net carrying amount at end of period	$244	$631	$577	$346	$1,097	$129	$3,747	$81	$6,852

(1)	As at October 31, 2025, we had total contractual commitments of $160 million to purchase premises and equipment (October 31, 2024 – $137 million).
(2)
Includes investment properties with a cost of $34
million

(October 31, 2024 – $186 million) which are subject to operating leases and carried at cost less accumulated amortization. The fair value, determined by a combination of internal investment professionals and external independent property appraisers with the relevant professional qualifications and experience, is $34 million

(October 31, 2024 – $188 million).

Lease payments
Total lease payments for the year ended October 31, 2025 were $1,668 million
,
of which $778
million
or 47% relates to variable payments and $890
million
or 53% relates to fixed payments. Total lease payments for the year ended October 31, 2024 were $1,440 million
,
of which $708 million or 49% relates to variable payments and $732 million or 51% relates to fixed payments.
Total variable lease payments not included in the measurement of lease liabilities were $726
m
i
l
l
i
o
n
 for the year ended October 31, 2025 (October 31, 2024 – $697 million).